TERM LOANS	12 Months Ended
Dec. 31, 2011
TERM LOANS
12.	TERM LOANS

In order to provide working capital for operations, the Group entered into the following short term loan agreements as of December 31, 2011 and 2010:

	2011	2010

Classified by financial institutions:
China Citic Bank	$3,177,680	$1,515,152
China Merchants Bank	7,944,200	9,090,909
Bank of Zhengzhou	7,626,431	7,575,758
Shanghai Pudong Development Bank	11,121,880	10,606,061
Zhengzhou City Rural Credit Cooperative	-	757,576
Bank of Communications	-	1,515,151
Bank of Luoyang	9,533,040	9,090,909
Bank of Xuchang	4,766,520	3,939,393
	$44,169,751	$44,090,909

Additional information:
Maximum balance outstanding during the year	$44,884,729	$49,812,171
Interest expense	$2,912,292	$2,434,768
Range of interest rate	0.347% - 0.868%	0.425-0.84%
Weighted average interest rate	3.27%	3.02%

All term loans are fixed term loans with a period of 12 months or less. Local PRC banks had imposed covenant on the Company’s subsidiary, Henan Green For those loan facilities obtained from banks, all these terms loans are either guaranteed and secured by Henan Green's fixed assets, including its machinery and land use right, or guaranteed and secured by a related party, Zhengzhou Company's land and plant properties, or guaranteed by Henan Green’s director or other third parties. The Company was not in compliance with its financial covenants during 2011. The terms of the bank loans prohibit making advances or providing guarantees to other unrelated parties without prior consent of the bank. The bank may call the loans since the Company was not in compliance with its financial covenants. The Banks have not called the loans or assessed a penalty on the Company for these violations. The Company does not believe that any penalty will be assessed by the Banks for these covenant violations.

A summary of the principal payments for the outstanding term loans during the following fiscal year is as follows:

			Principal payment	Total outstanding
Name of bank	Collateral	Term of loans	due during 2011	loan amount

China Citic Bank	Secured by Henan Green's fixed assets	July 15, 2011 to Apr 14, 2012	$794,420	$794,420
China Citic Bank	Secured by Henan Green's fixed assets	August 2, 2011 to Apr 14, 2012	794,420	794,420
China Citic Bank	Secured by Henan Green's fixed assets	October 27, 2011 to May 16, 2012	1,588,840	1,588,840
China Merchants Bank	Guaranteed by third party and Mingwang Lu	September 21, 2011 to September 21, 2012	3,177,680	3,177,680
China Merchants Bank	Guaranteed by third party and Mingwang Lu	September 29, 2011 to September 29, 2012	4,766,520	4,766,520
Bank of Zhengzhou	Guaranteed by Zhengzhou No. 2 Iron and Steel Company Limited, Mingwang Lu	August 31,2011 to August 31, 2012	4,766,520	4,766,520
Bank of Zhengzhou	Secured by Henan Green's fixed asset	August 31,2011 to August 31, 2012	2,859,911	2,859,911
Shanghai Pudong Development Bank	Secured by Henan Green's land	March 16, 2011 to March 15, 2012	1,588,840	1,588,840
Shanghai Pudong Development Bank	Guaranteed by third party	November 29, 2011 to November 28, 2012	4,766,520	4,766,520

Name of bank	Collateral	Term of loans	Principal payment due during 2011	Total outstanding loan amount

Shanghai Pudong Development Bank	Secured by Henan Green's land, Mingwang Lu	December 1, 2011 to November 30, 2012	4,766,520	4,766,520
Bank of Luoyang	Guaranteed by third party	May 13 , 2011 to May 12, 2012	4,766,520	4,766,520
Bank of Luoyang	Guaranteed by third party	September 14, 2011 to September 13, 2012	4,766,520	4,766,520
Bank of Xuchang	Guaranteed by third party	May 6, 2011 to April 25, 2012	4,766,520	4,766,520
			$44,169,751	$44,169,751